Organization and Principal Activities (Tables)	6 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities

The unaudited condensed consolidated financial statements reflect the activities of the Group and each of the following entities:

Name	Date of incorporation/acquisition	Place of incorporation	Percentage of effective ownership	Principal activities
Subsidiaries
Work BVI	March 15, 2022	British Virgin Islands (“BVI”)	100% owned by Work Cayman	Investment holding
Work Medical Technology	April 19, 2022	Hong Kong	100% owned by Work BVI	Investment holding
Work Age	April 28, 2022	PRC	100% owned by Work Medical Technology	Investment holding
Work Hangzhou	November 10, 2021	PRC	100% owned by Work Age	Investment holding
Hangzhou Shanyou	April 29, 2002	PRC	95% owned by Work Hangzhou	Produce and sale of medical consumables
Hangzhou Hanshi	July 22, 2019	PRC	60% owned by Hangzhou Shanyou	Sale of medical consumables
Shanghai Saitumofei Medical Treatment Technology Co., Ltd. (“Shanghai Saitumofei”)*	July 27, 2022	PRC	44.2017% owned by Work Hangzhou	Sale of medical consumable
Hunan Saitumofei Medical Treatment Technology Co., Ltd (“Hunan Saitumofei”)*	July 27, 2022	PRC	100% owned by Shanghai Saitumofei	Sale of medical consumables
Hangzhou Woli Medical Treatment Technology Co., Ltd (“Hangzhou Woli”)	July 22, 2022	PRC	100% owned by Work Hangzhou	Sale of medical consumables
Shanghai Chuqiang Medical Equipment Co., Ltd. (“Shanghai Chuqiang”)	March 12, 2018	PRC	100% owned by Hangzhou Shanyou	Sale of medical consumables
Hangzhou Youshunhe Technology Co., Ltd. (“Hangzhou Youshunhe”)	February 27, 2023	PRC	51% owned by Hangzhou Shanyou	Sale of medical consumables
Huangshan Saitumofei Medical Treatment Technology Co., Ltd.*	April 30, 2024	PRC	100% owned by Shanghai Saitumofei	Research and development

*

On July 27, 2022, Work Hangzhou acquired 51% of the shares of Shanghai Saitumofei for a cash consideration of RMB100,000. Since then, Shanghai Saitumofei has become a subsidiary of the Group.

On May 24, 2024, Work Hangzhou and the other original shareholders of Shanghai Saitumofei (collectively, the “Original Shareholders”) entered into a Capital Injection Agreement with Tunxi District Huangshan City Leading Industry Incubation Fund Ltd. (“Huangshan Fund”). According to the agreement, Huangshan Fund agreed to invest RMB20 million in cash to obtain 13.33% newly issued shares of Shanghai Saitumofei. Following the capital investment by Huangshan Fund, the Group’s ownership interest in Shanghai Saitumofei was diluted to 44.2017%. However, on May 24, 2024, the Original Shareholders entered into a concerted action agreement (the “Concerted Action Agreement”), to ensure that the Group retains majority voting rights (collectively 86.67%) in Shanghai Saitumofei. Under the Concerted Action Agreement, if the Original Shareholders cannot reach a consensus, Work Hangzhou’s opinion shall prevail. The Concerted Action Agreement has no fixed term and is irrevocable unless all parties consent unanimously. As a result, the Group is still required to consolidate Shanghai Saitumofei in the reporting entity in the scope of ASC 810 Consolidation.